Income Taxes	12 Months Ended
Dec. 31, 2024
Income taxes
Income taxes

9.Income taxes

(a)Amounts recognized in profit or loss

	Year ended 31 December
US$ thousand	2024	2023	2022
Current income tax expense	7,314	—	—
	7,314	—	—

Deferred tax benefit
Origination and reversal of temporary differences	(4,597)	(15,006)	—
	(4,597)	(15,006)	—
Total income tax benefit	2,717	(15,006)	—

9.Income taxes (continued)

(b)Reconciliation of income tax benefit

	Year ended 31 December
US$ thousand	2024	2023	2022
Loss before income tax for the year	(78,970)	(159,560)	(24,970)

Tax using the statutory rate of 30% (2023 – nil%; 2022 – nil%)	—	—	—
Tax effects of foreign jurisdiction (Australia):
Tax at the Australian tax rate of 30% (2023 – 30%; 2022 – Cayman Island nil%)	(23,691)	(47,868)	—
Tax rate differential	21,035	16,792	—
Non-deductible expenses	(1,777)	16,070	—
Adjustments for current and deferred tax of prior periods	7,150	—	—
Income tax benefit	2,717	(15,006)	—

(c)Movement in deferred tax balances

		Acquired
		through
		business	Recognized
	Net balance	combination	in profit or	Net balance	Deferred tax	Deferred tax
US$ thousand	at 1 January	(Note 26)	loss	at 31 December	assets	liabilities
2024
Inventories	(4,671)	—	1,191	(3,480)	—	(3,480)
Property, plant and equipment	(151,396)	—	(11,879)	(163,275)	—	(163,275)
Lease liability	4,742	—	(1,574)	3,168	3,168	—
Provisions	12,160	—	(1,719)	10,441	10,441	—
Investments	—	—	(722)	(722)	—	(722)
Loans and borrowings	—	—	12,746	12,746	12,746	—
Derivatives and other financial liabilities	7,463	—	7,111	14,574	14,574	—
Tax losses	7,618	—	(7,618)	—	—	—
Denied debt deductions	—	—	7,061	7,061	7,061	—
Net tax assets/(liabilities)	(124,084)	—	4,597	(119,487)	47,990	(167,477)

2023
Inventories	—	491	(5,162)	(4,671)	—	(4,671)
Property, plant and equipment	—	(151,843)	447	(151,396)	—	(151,396)
Lease liability	—	151	4,591	4,742	4,742	—
Provisions	—	12,111	49	12,160	12,160	—
Tax losses	—	—	7,618	7,618	7,618	—
Derivatives and other financial liabilities	—	—	7,463	7,463	7,463	—
Net tax assets/(liabilities)	—	(139,090)	15,006	(124,084)	31,983	(156,067)

The Jersey parent entity is subject to a 0% tax rate under the Jersey tax regime and thus no income tax is recorded.

All wholly owned Australian controlled entities are part of a Multiple Entry Tax Consolidated Group (MEC Group), with MAC Australia as the provisional head company. All other Eligible Tier 1 companies in the MEC Group are dormant. As a consequence, all members of the MEC Group are taxed as a single entity. The MEC Group is referred to below as MAC-Sub.

9.Income taxes (continued)

(c)Movement in deferred tax balances (continued)

As at and for the year ended 31 December 2022, the Group was considered to be an exempted Cayman Islands company with connection to Australia via MAC-Sub as a taxable jurisdiction. MAC-Sub was a dormant entity as at and during the year ended 31 December 2022 and the Group was therefore not subject to income taxes or income tax filing requirements in the Cayman Islands or United States for financial year ended on 31 December 2022. MAC-Sub as an Australian tax resident company was required to notify the Australian Taxation Office that it was dormant, did not have taxable income and was not required to lodge a tax return for the year ended 31 December 2022 and did so in the time required. As such, the Group’s tax provision was zero as at 31 December 2022.

Tax losses and denied debt deductions carried forward

MAC-Sub had income tax losses of $25,392 thousand at 31 December 2023 which have been fully utilized during the year. At 31 December 2024, MAC-Sub has denied debt deductions of $22,001 thousand (2023: $nil) which can be carried forward and utilized for 15 years, subject to certain tests. A deferred tax asset has been recognized on these denied debt deductions to offset the deferred tax liability arising on inventories, property, plant and equipment and investments.

Unrecognized deferred tax assets and liabilities

MAC-Sub does not have any unrecognized deferred tax assets or liabilities.

Income tax judgements and contingent tax liabilities

The Group does not have any contingent tax liabilities or uncertain tax positions at 31 December 2024 (2023: None).